As filed with the Securities and Exchange Commission on August 27, 2010

Securities Act File No. 333-03013

Investment Company Act File No. 811-07607

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 39	☒

(Check appropriate box or boxes)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

(Exact Name of Registrant as Specified in its Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 548-7786

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Kramer Levin Naftalis & Frankel LLP	Dechert LLP
919 Third Avenue	1095 Avenue of the Americas
New York, New York 10022	New York, New York 10036 - 6797

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☒	On September 24, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 37 to its Registration Statement until September 24, 2010. Parts A, B and C of Registrant’s Post-Effective Amendment No. 37 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940, filed on June 29, 2010, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 38 to Registration Statement No. 811-07607 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, and State of New York, on the 27th day of August, 2010.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

By:	/S/ RANDY TAKIAN
Randy Takian
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 38 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer		President and Principal Executive Officer

By:	/S/ RANDY TAKIAN Randy Takian		August 27, 2010

(2) Principal Financial Officer		Treasurer and Principal Financial Officer

By:	/S/ FRANCIS J. SMITH Francis J. Smith		August 27, 2010

(3) Majority of the Directors

INDEPENDENT DIRECTORS
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent (Chairman)
W. Allen Reed
Fergus Reid

By:	/S/ CARL FRISCHLING Carl Frischling Attorney-in-Fact for the Independent Directors		August 27, 2010

INTERESTED DIRECTOR
James F. Higgins

By:	/S/ STEFANIE V. CHANG YU Stefanie V. Chang Yu Attorney-in-Fact for the Interested Director		August 27, 2010